12. Income Taxes (Details 3) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Components of the deferred tax asset:
Bad debts	$ 1,176,534	$ 1,142,001
Deferred compensation	16,599	20,280
Contingent liability - MPF program	17,838	17,793
OREO write down	0	13,860
Capital lease	23,287	32,609
Unrealized loss on securities AFS	172,143	72,859
Other	11,968	23,210
Total deferred tax asset	1,418,369	1,322,612
Components of the deferred tax liability:
Depreciation	257,463	231,681
Limited partnerships	16,407	36,536
Mortgage servicing rights	211,039	227,490
Investment in CFS Partners	74,377	75,391
Prepaid expenses	79,479	80,325
Fair value adjustment on acquired loans	6,171	8,399
Total deferred tax liability	644,936	659,822
Net deferred tax asset	$ 773,433	$ 662,790